FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ (158.0)	$ 1,220.0	$ 705.0
Portfolio investment horizon	10 years
Forward starting interest rate swap
Disclosure of detailed information about financial instruments [line items]
Fair value gains (losses)	$ (70.0)	29.0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	22.0	37.0
Net investment hedges in foreign operations
Disclosure of detailed information about financial instruments [line items]
Hedge ineffectiveness recorded in earnings	$ 0.0	$ 0.0